Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥) AssetGroup
Finite-Lived Intangible Assets [Line Items]
Amortization Expense for Intangible Assets		¥ 1,901	$ 263	¥ 59,992	¥ 328,154
Impairment of Intangible Assets (Excluding Goodwill)		9,945	$ 1,377	21,233	¥ 48,890
Number Of Intangible Asset Groups | AssetGroup					2
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]					Goodwill and Intangible Asset Impairment
Impairment of Intangible Assets	¥ 9,945			21,233	¥ 48,862
Ruisha Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired					49,400
Broadcasting License Acquired
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)					38,690
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)					2,100
Internet Domain Names
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)					¥ 8,072
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		7,905		17,033
Technology
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		¥ 2,040		¥ 4,200